RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 021
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
An affiliate of the Trustee serves as the fund manager of the S&P 500 Index and Russell 1000 Growth Index Funds which are offered as investment funds available to participants under the Plan.
The Goodyear Stock Fund is designed for investment in common stock of Goodyear, except for short-term investments needed for Plan operations. During 2025, the price per share of Goodyear common stock on The Nasdaq Stock Market ranged from $6.71 to $11.94. The closing price per share of Goodyear common stock on The Nasdaq Stock Market was $8.76 at December 31, 2025 ($9.00 at December 31, 2024). The common stock of Goodyear and a Short-Term Investments Fund are the current investments of this fund.